Note 31 - Group Entities	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
31	Group entities

	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with Holding company
			2017	2016	2017	2016
Subsidiaries of the Company			%	%
Caledonia Holdings Zimbabwe (Private) Limited	USD	Zimbabwe	100	100	-	-
Caledonia Mining Services Limited	USD	Zimbabwe	100	100	-	-
Eersteling Gold Mining Company Limited	ZAR	South Africa	100	100	(12,956)	(12,793)
Fintona Investments Proprietary Limited	ZAR	South Africa	100	100	(14,859)	(14,859)
Caledonia Mining South Africa Proprietary Limited	ZAR	South Africa	100	100	(941)	(87)
Greenstone Management Services Holdings Limited	USD	United Kingdom	100	100	20,879	13,527
Caledonia Holdings (Africa) Limited	USD	Barbados	100	100	-	-
Blanket (Barbados) Holdings Limited	USD	Barbados	100	100	-	-
Blanket Mine (1983) (Private) Limited (3)	USD	Zimbabwe	(2) 49	(2) 49	-	-
Blanket Employee Trust Services (Private) Limited (BETS) (1)	USD	Zimbabwe	-	-	-	-

(
1
)
BETS and the Employee Trust are consolidated as structured entities.
(
2
)
Refer to Note
5,
for the effective shareholding. NCI has a
16.2%
interest in cash flows of Blanket only.
(
3
)
Blanket has
no
subsidiary companies